Convertible debt - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jul. 08, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Apr. 05, 2022	Nov. 17, 2021	Oct. 31, 2021
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes			$ 86,200	$ 48,621	$ 49,999
Series 1 Convertible Notes
Debt Instrument [Line Items]
Aggregate principal amount				$ 50,000			$ 50,000	$ 50,000
Series 1 Convertible Notes | Common Stock
Debt Instrument [Line Items]
Accrued interest on convertible notes	$ 900
Shares converted	5,419,923
Conversion price for stock to be converted	$ 9.39
Series 2 Convertible Notes
Debt Instrument [Line Items]
Aggregate principal amount						$ 86,200
Interest rate on convertible debt (in percent)						3.00%
Series 2 Convertible Notes | Common Stock
Debt Instrument [Line Items]
Accrued interest on convertible notes	$ 600
Shares converted	8,209,035
Conversion price for stock to be converted	$ 10.58
Percentage of discount applied	10.00%
VRB Convertible bond
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes		$ 24,000
Debt term		5 years
Interest rate on convertible debt (in percent)		8.00%